Carrying Amounts of Property and Equipment Held Under Capital Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	$ 178,569	¥ 1,227,752	¥ 1,005,608
Less: Accumulated depreciation	(42,408)	(291,579)	(262,601)
Property and Equipment Held Under Capital Leases, gross	136,161	936,173	743,007
Construction-in-progress	114,374	786,377	549,845
Property and Equipment Held Under Capital Leases, net	219,940	1,512,195	873,199
Property
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	53,138	365,353	365,353
Computer and network equipment
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	104,673	719,676	497,532
Optical Fibers
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	20,758	142,723	142,723
Capital Lease
Capital Leased Assets [Line Items]
Construction-in-progress	$ 83,779	¥ 576,022	¥ 130,192